Debt - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) program	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
CP programmes | program	2
Debt issued	$ 77,078	$ 81,541
Fair value of debt excluding finance lease liabilities	$ 44,119	50,866
Long term commercial paper programme
Disclosure of detailed information about borrowings [line items]
Debt maturity period, long-term debt	397 days
Maximum issuance of debt, long-term	$ 10,000
Short term commercial paper programme
Disclosure of detailed information about borrowings [line items]
Maximum issuance of debt, short-term	$ 10,000
Short term commercial paper programme | Bottom of range
Disclosure of detailed information about borrowings [line items]
Debt maturity period, long-term debt	183 days
Short term commercial paper programme | Top of range
Disclosure of detailed information about borrowings [line items]
Debt maturity period, long-term debt	364 days
EMTN
Disclosure of detailed information about borrowings [line items]
Debt issued	$ 0	0
US shelf registration
Disclosure of detailed information about borrowings [line items]
Debt issued	$ 0	0
Frequency of updates to borrowings	3 years
Committed credit facility, due in 2023
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,920
Committed credit facility, due In 2026
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 8,000	$ 8,000